Loans and Borrowings (Details)		6 Months Ended			12 Months Ended
	Jan. 17, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Sep. 12, 2025	Jun. 30, 2025 GBP (£)	May 01, 2025	Apr. 02, 2025	Feb. 14, 2025	Jan. 24, 2025	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 CAD ($)	Oct. 13, 2023	Apr. 26, 2023 USD ($)	Apr. 26, 2023 EUR (€)	Jan. 17, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 14, 2022 USD ($)	Nov. 14, 2022 GBP (£)	Nov. 14, 2022 EUR (€)	Oct. 20, 2022 USD ($)
Loans and Borrowings [Line Items]
Short term loan		$ 184,285			$ 352,814		$ 1,366,299
Interest rate, percentage	1.00%	1.00%			1.00%			10.00%	1.00%	20.00%	20.00%	20.00%	20.00%	1.00%	1.00%		18.00%	4.00%	4.00%	1.00%
Short term net book value		$ 918,198			$ 918,198
Long term loan							2,497,155
Long term book value		$ 2,455,890			2,455,890
Interest expenses					124,205
Loan received															£ 124,890			$ 551,399	€ 500,000				$ 30,224	£ 25,000	€ 25,000	$ 3,000,000
Loan balance							49,664
Unsecured and bears interest of per week (in Euro) | €																						€ 200
Matured date		January 31, 2023	January 31, 2023		January 31, 2023	January 31, 2023
Unpaid charged with late fees			€ 200		$ 15,591	€ 200
Additional loans		$ 14,133,966
Bears interest, percentage	0.75%
Accrued interest					$ 90,015		83,325
Loans and made a partial repayments		$ 347		$ (632)
Short Term Bank Loans [Member]
Loans and Borrowings [Line Items]
Short term loan							875,016
Interest rate, percentage		3.00%			3.00%				3.00%					3.00%	3.00%
Long Term Bank Loans [Member]
Loans and Borrowings [Line Items]
Interest rate, percentage		3.00%			3.00%				3.00%					3.00%	3.00%
Long term loan							2,497,155
Interest expenses					$ 124,205
Other Loans [Member]
Loans and Borrowings [Line Items]
Interest expenses		$ 4,667		6,920	$ 8,854		138
Bears interest, percentage		18.00%	18.00%		18.00%	18.00%
Interest expense					$ 9,210		14,638
Accrued interest		$ 37,638			133,083		65,820
Loan [Member]
Loans and Borrowings [Line Items]
Loan received					65,507		65,507
Holigen [Member]
Loans and Borrowings [Line Items]
Loan received | £									£ 124,890
Loan balance		$ 146,647			$ 129,716		137,834
Former Related Party [Member]
Loans and Borrowings [Line Items]
Loan received																					$ 30,224	€ 25,000
Additional loans	$ 48,666																			€ 45,000
Arm’s Length [Member]
Loans and Borrowings [Line Items]
Loan received														$ 86,880		$ 86,880
Bears interest, percentage		7.00%	7.00%		7.00%	7.00%
Arm’s Length [Member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Loan received							77,450									$ 105,000
Bears interest, percentage		7.00%	7.00%		7.00%	7.00%
Accrued interest							96,475
Interest expense		$ 3,422		$ 4,315	13,808		$ 4,047
Loans and made a partial repayments		$ 102,585
Director [Member]
Loans and Borrowings [Line Items]
Additional loans					$ 65,282
Director [Member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Additional loans														$ 87,133